Supplement to Prospectus for Metropolitan Life Separate Account E for Preference Plus Group and Individual Annuity Contracts dated May 1, 1996.

 1. The first sentence on the first page is changed to read as follows:

  This Prospectus describes individual and group non-qualified annuities, individual retirement annuities, Savings Incentive Match Plan for Employees ("SIMPLE") individual retirement annuities and simplified employee pensions Preference Plus Contracts ("Contracts") and individual and group non-qualified annuities, individual retirement annuities, SIMPLE individual retirement annuities and simplified employee pensions Preference Plus Income Annuities ("Income Annuities").

 2. The second sentence of the third paragraph on the first page is changed to read as follows:

  The choices depend on what is available under your Contract or Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the State Street Research Income, State Street Research Diversified, MetLife Stock Index, State Street Research Growth, Janus Mid Cap, Loomis Sayles High Yield Bond, State Street Research Aggressive Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity and GFM International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund").

 3. Add the following information concerning the Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Portfolios to the Table of Expenses on A-PPA-4:

                                                                   OTHER EXPENSES
           METROPOLITAN FUND ANNUAL EXPENSES                        AFTER EXPENSE
        (AS A PERCENTAGE OF AVERAGE NET ASSETS)   MANAGEMENT FEES REIMBURSEMENT (d) TOTAL
        ---------------------------------------   --------------- ----------------- -----
        Janus Mid Cap Portfolio(f).....                 .75              .20         .95
        Loomis Sayles High Yield Bond
         Portfolio(f)..................                 .70              .20         .90
        T. Rowe Price Small Cap Growth
         Portfolio(f)..................                 .55              .20         .75
        Scudder Global Equity
         Portfolio(f)(g)...............                 .62              .20         .82

  EXAMPLE

  If you surrender your Contract at the end of the applicable time period:

  You would pay the following expenses on a $1,000 investment in each investment division listed below, assuming 5% annual return on assets:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
        Janus Mid Cap Division...................................  $85    $114
        Loomis Sayles High Yield Bond Division...................   85     113
        T. Rowe Price Small Cap Growth Division..................   83     108
        Scudder Global Equity Division...........................   84     110

  If you annuitize at the end of the applicable time period or do not surrender your Contract(e):

  You would pay the following expenses on a $1,000 investment in each investment division listed below, assuming 5% annual return on assets:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
        Janus Mid Cap Division...................................  $23     $70
        Loomis Sayles High Yield Bond Division...................   22      68
        T. Rowe Price Small Cap Growth Division..................   21      63
        Scudder Global Equity Division...........................   21      66

  (f) The Portfolios commenced operations on March 3, 1997. Management fees and other expenses for these Portfolios are estimated amounts for the year ending December 31, 1997. Subject to receiving New York State Insurance Department approval, Metropolitan has agreed to subsidize all expenses (other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses) in excess of .20% of the average net assets for each of the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios until the Portfolio's total net assets are at least $100 million, or until March 2, 1999, whichever is earlier.

  (g) In addition, Metropolitan has agreed to waive a portion of its investment management fee for the Scudder Global Equity Portfolio during the first year of the Portfolio's operations. The waiver of investment management fees during the first six months of the Portfolio's operations will be equal to .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of


March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations such waiver of the investment management fee will be equal to .175% of assets up to $50 million, .0875% of assets on the next $50 million, .075% of assets on the next $400 million and .06875% of such assets in excess of $500 million. Absent Metropolitan's waiver of its investment management fee, we estimate that the management fee and other expenses for the Scudder Global Equity Portfolio would be .84% and .20%, respectively, for a total of 1.04%.

 4. The second sentence of the second paragraph under "WHAT ARE THE CONTRACTS?" on A-PPA-10 is changed to read as follows:

  These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Simplified Employee Pensions (SEPs) under (S)408(k); (3) Savings Incentive Match Plan for Employees Individual Retirement Annuities ("SIMPLE IRAs") under (S)408(p); (4) Tax Sheltered Annuities (TSAs) under (S)403(b); (5) Public Employee Deferred Compensation
  (PEDC) under (S)457; (6) Keogh plans under (S)401; (7) Qualified Annuity Plans (403(a)) under (S)403(a); and (8) Non-Qualified Annuities under
  (S)72.

 5. The third paragraph under "WHAT ARE THE CONTRACTS?" on A-PPA-10 is changed to read as follows:

  This Prospectus describes four types of Contracts: IRAs, SIMPLE IRAs, Non-Qualified and SEPs.

 6. Add the following sentence after the second sentence under "WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?" on A-PPA-10:

  If approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Divisions are also available.

 7. Add the following after the description of the International Stock Portfolio in the left column on A-PPA-11:

  Janus Mid Cap Portfolio: To provide long-term growth of capital. It pursues this objective by investing primarily in securities issued by medium sized companies.

  Loomis Sayles High Yield Bond Portfolio: To achieve high total investment return through a combination of current income and capital appreciation. The Portfolio will normally invest at least 65% of its assets in fixed income securities of below investment grade quality.

  T. Rowe Price Small Cap Growth Portfolio: To achieve long-term capital growth by investing in small capitalization companies.

  Scudder Global Equity Portfolio: To achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Portfolio invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

 8. Delete the first paragraph following the description of Portfolios in the left column on A-PPA-11 and substitute the following:

  Each of the currently available Metropolitan Fund Portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee. As the investment manager of the State Street Research Growth, State Street Research Income, State Street Research Diversified and MetLife Stock Index Portfolios of the Metropolitan Fund, we receive monthly compensation as a investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of each Portfolio. For the State Street Research Aggressive Growth and GFM International Stock Portfolios, we are paid a monthly investment management fee equivalent to an annual rate of .75% of the average daily value of the aggregate net assets for each Portfolio. We pay State Street Research & Management Company, one of our subsidiaries, to provide us with sub-investment management services for the State Street Research Growth, State Street Research Income, State Street Research Diversified and State Street Research Aggressive Growth Portfolios. We pay GFM International Investors Limited, one of our subsidiaries, to provide us with sub-investment management services for the GFM International Stock Portfolio. For providing investment management services to the Loomis Sayles High Yield Bond Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .70% of the average daily value of the aggregate net assets of the Portfolio. Loomis Sayles & Company, L.P., whose general partner is indirectly owned by Metropolitan, is the sub-investment manager with respect to the Loomis Sayles High Yield Bond Portfolio. For providing investment management services to the Janus Mid Cap Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .75% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .70% of such assets on the next $400 million and .65% of such assets on amounts in excess of $500 million. Janus Capital Corporation is the sub-investment manager for the Janus Mid Cap Portfolio. For providing investment management services to the T. Rowe Price Small Cap Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .50% of such assets on the next $300 million and .45% of such assets in excess of $400 million. T. Rowe Price Associates, Inc. is the sub-investment manager for the T. Rowe Price Small Cap Growth Portfolio. For providing investment management services to the Scudder Global Equity Portfolio, we receive monthly compensation from

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS the Portfolio at an annual rate of .90% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .55% of such assets on the next $50 million, .50% of such assets on the next $400 million and .475% of such assets on amounts in excess of $500 million. We have agreed to waive a portion of our investment management fee for the Scudder Global Equity Portfolio during the first year of the Portfolio's operations. The waiver of investment management fees during the first six months of the Portfolio's operations will be equal to .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations such waiver of the investment management fee will be equal to .175% of assets up to $50 million, .0875% of assets on the next $50 million, .075% of assets on the next $400 million and .06875% of such assets in excess of $500 million. Scudder, Stevens & Clark, Inc. is the sub-investment manager for the Scudder Global Equity Portfolio. Sub-investment management services are provided to us and we pay fees for such services according to contracts between us and each of the sub-investment managers. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

 9. The second and third sentences of the first paragraph under "PURCHASE
    PAYMENTS: ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?" on A-PPA-11 are changed to read as follows:

  All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses for these Offices.

10. Add the following as the last paragraph under "PURCHASE PAYMENTS: ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?" on A-PPA-11:

  Under certain circumstances, we may be able to electronically submit your complete initial application to our Designated Office. For the purpose of crediting and valuing any purchase payment electronically submitted with your initial application we may, for certain Contracts, treat the electronic purchase payment as a payment received at our Designated Office if: (1) the electronic purchase payment is received at the Designated Office accompanied by a correct and complete electronic application record; and (2) your actual purchase payment, application and other documentation are received in good order at our Designated Office within five business days following the transmission of the electronic record. In such case, the agent or local office will electronically transmit a record of your purchase payment and application and then forward your actual purchase payment, application and other documentation to our Designated Office. Generally, the electronic record is received at our Designated Office the business day following its transmission by the agent or local office. If, however, your purchase payment and application are received at our Designated Office before the electronic record, then your purchase payment will be credited and valued as of the date it is received.

11. Add the following sentence after the second sentence of "CAN YOU MAKE SYSTEMATIC WITHDRAWALS?" on page A-PPA-13:

  Starting on or about April 1, 1997, SWIP will also be available, if approved in your state, for SIMPLE IRAs and Non-Qualified Contracts.

12. Add the following paragraph as the last item under "WITHDRAWALS AND TRANSFERS" on page A-PPA-14 and just before "DEDUCTIONS AND CHARGES":

  CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

  Yes. You may request that we make minimum distribution payments to you on a periodic basis. However, you must meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

13. Delete the sentence at section 9 under "EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES" on page A-PPA-16 and substitute the following:

  9. Nursing Home or Terminal Illness: To the first withdrawal if you or your spouse (A) is a resident in certain nursing home facilities for at least 90 consecutive days or (B) has been diagnosed as terminally ill and is expected to die within twelve months, but only if this provision has been approved by your state.

14. The first sentence of the second paragraph under "WHAT ARE INCOME ANNUITIES?" on A-PPA-17 is changed to read as follows:

  Income Annuities can be either group or individual and are offered as IRAs, SIMPLE IRAs, SEPs, TSAs, PEDC, Keogh, 403(a) and Non-Qualified annuities.

15. The third paragraph under "WHAT ARE INCOME ANNUITIES?" on A-PPA-17 is changed to read as follows:

  This Prospectus describes four types of Income Annuities: IRAs, SIMPLE IRAs, SEPs and Non-Qualified Annuities.

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

16. Delete the first sentence under "WHAT ARE THE INVESTMENT CHOICES?" on A-PPA-17 and substitute the following:

  The investment choices provided through the Separate Account are the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock Divisions, and, if approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Divisions described earlier in Section 1 under "Your Investment Choices."

17. Add the following paragraph after the first complete paragraph on A-PPA-23 just before "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?"

  We also make payments to our licensed agents based upon the total Account Balances of the Contracts assigned to the agent. Under the program, we pay an amount up to .21% of the total Account Balances of the Contracts, other registered variable annuity contracts and certain mutual fund account balances. These asset based commissions compensate the agent for servicing the Contracts. These payments are not made for Income Annuities.

18. The third sentence of the third paragraph under "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?" on page A-PPA-23 is changed to read as follows:

  Under the "EQUITY GENERATOR," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division.

19. Delete the fourth sentence of the fifth paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?" on A-PPA-24 and substitute the following two sentences:

  Under a SIMPLE IRA, the tax penalty is increased to 25% for withdrawals during the first two years of an employee's participation in the SIMPLE IRA. If a combination of certain payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement arrangements, SIMPLE IRAs, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), an additional penalty tax of 15% in addition to ordinary income taxes is imposed on the excess.

20. Add the following paragraph immediately after the paragraph entitled "SEP Contracts" on A-PPA-25:

  SIMPLE IRAs. Beginning in 1997, if the employer has no more than 100 employees (who earn at least $5,000) and the SIMPLE IRA is the exclusive tax-qualified plan of the employer, employees may make contributions on a before-tax basis of up to $6,000 (subject to indexing) and the employer must generally match employee contributions dollar-for-dollar up to 3% of compensation. Under certain circumstances, the employer can elect to make a lesser matching contribution or make a contribution equal to 2% of compensation for all eligible employees. SIMPLE IRAs are exempt from complex nondiscrimination, top-heavy and reporting rules. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these SIMPLE IRA rules), your SIMPLE IRA generally operates as if it were an IRA purchased by you under the IRA rules discussed above.

21. Add the following sentence after the first sentence of the fourth full paragraph in the right column on A-PPA-26:

  Under a SIMPLE IRA, the tax penalty is increased to 25% for withdrawals during the first two years of an employee's participation in the SIMPLE IRA.

22. Delete the first sentence of the last paragraph on A-PPA-26 (which continues onto A-PPA-27) and substitute the following sentence:

  If a combination of certain income payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement arrangements, SIMPLE IRAs, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), a penalty tax of 15% in addition to ordinary income taxes is imposed on the excess.

23. Delete the first sentence of the first full paragraph in the left column on A-PPA-27 and substitute the following:

  Distributions of your entire interest under the IRA, SIMPLE IRA, and SEP Income Annuities generally must be made beginning no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to payments which should have been made but were not.

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

Supplement to Prospectus for Metropolitan Life Separate Account E for Preference Plus Group and Individual Annuity Contracts dated May 1, 1996.

 1. The second sentence of the third paragraph on the first page is changed to read as follows:

  The choices depend on what is available under your Contract or Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the State Street Research Income, State Street Research Diversified, MetLife Stock Index, State Street Research Growth, Janus Mid Cap, Loomis Sayles High Yield Bond, State Street Research Aggressive Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity and GFM International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund") and the Calvert Responsibly Invested Portfolio ("Calvert Balanced Portfolio") of the Acacia Capital Corporation.

 2. Add the following information concerning the Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Portfolios to the Table of Expenses on B-PPA-4:

                                                                OTHER EXPENSES
        METROPOLITAN FUND ANNUAL EXPENSES                        AFTER EXPENSE
     (AS A PERCENTAGE OF AVERAGE NET ASSETS)   MANAGEMENT FEES REIMBURSEMENT (d) TOTAL
     ---------------------------------------   --------------- ----------------- -----
     Janus Mid Cap Portfolio(g)........              .75              .20         .95
     Loomis Sayles High Yield Bond
      Portfolio(g).....................              .70              .20         .90
     T. Rowe Price Small Cap Growth
      Portfolio(g).....................              .55              .20         .75
     Scudder Global Equity
      Portfolio(g)(h)..................              .62              .20         .82

  EXAMPLE

  If you surrender your Contract at the end of the applicable time period:

  You would pay the following expenses on a $1,000 investment in each investment division listed below, assuming 5% annual return on assets:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Janus Mid Cap Division......................................  $85    $114
     Loomis Sayles High Yield Bond Division......................   85     113
     T. Rowe Price Small Cap Growth Division.....................   83     108
     Scudder Global Equity Division..............................   84     110

  If you annuitize at the end of the applicable time period or do not surrender your Contract(f):

  You would pay the following expenses on a $1,000 investment in each investment division listed below, assuming 5% annual return on assets:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Janus Mid Cap Division......................................  $23     $70
     Loomis Sayles High Yield Bond Division......................   22      68
     T. Rowe Price Small Cap Growth Division.....................   21      63
     Scudder Global Equity Division..............................   21      66

  (g) The Portfolios commenced operations on March 3, 1997. Management fees and other expenses for these Portfolios are estimated amounts for the year ending December 31, 1997. Subject to receiving New York State Insurance Department approval, Metropolitan has agreed to subsidize all expenses (other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses) in excess of .20% of the average net assets for each of the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios until the Portfolio's total net assets are at least $100 million, or until March 2, 1999, whichever is earlier.

  (h) In addition, Metropolitan has agreed to waive a portion of its investment management fee for the Scudder Global Equity Portfolio during the first year of the Portfolio's operations. The waiver

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS of investment management fees during the first six months of the Portfolio's operations will be equal to .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations such waiver of the investment management fee will be equal to .175% of assets up to $50 million, .0875% of assets on the next $50 million, .075% of assets on the next $400 million and .06875% of such assets in excess of $500 million. Absent Metropolitan's waiver of its investment management fee, we estimate that the management fee and other expenses for the Scudder Global Equity Portfolio would be .84% and .20%, respectively, for a total of 1.04%.

 3. Add the following sentence after the second sentence under "WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?" on B-PPA-11:

  If approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Divisions are also available.

 4. Add the following after the description of the International Stock Portfolio and before the description of the Calvert Responsibly Invested Balanced Portfolio in the left column on B-PPA-12:

  Janus Mid Cap Portfolio: To provide long-term growth of capital. It pursues this objective by investing primarily in securities issued by medium sized companies.

  Loomis Sayles High Yield Bond Portfolio: To achieve high total investment return through a combination of current income and capital appreciation. The Portfolio will normally invest at least 65% of its assets in fixed income securities of below investment grade quality.

  T. Rowe Price Small Cap Growth Portfolio: To achieve long-term capital growth by investing in small capitalization companies.

  Scudder Global Equity Portfolio: To achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Portfolio invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

 5. Delete the first paragraph following the description of Portfolios which continues in the right column on B-PPA-12 and substitute the following:

  Each of the currently available Metropolitan Fund Portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee. As the investment manager of the State Street Research Growth, State Street Research Income, State Street Research Diversified and MetLife Stock Index Portfolios of the Metropolitan Fund, we receive monthly compensation as an investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of each Portfolio. For the State Street Research Aggressive Growth and GFM International Stock Portfolios, we are paid a monthly investment management fee equivalent to an annual rate of .75% of the average daily value of the aggregate net assets for each Portfolio. We pay State Street Research & Management Company, one of our subsidiaries, to provide us with sub-investment management services for the State Street Research Growth, State Street Research Income, State Street Research Diversified and State Street Research Aggressive Growth Portfolios. We pay GFM International Investors Limited, one of our subsidiaries, to provide us with sub-investment management services for the GFM International Stock Portfolio. For providing investment management services to the Loomis Sayles High Yield Bond Portfolio, we

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS receive monthly compensation from the Portfolio at an annual rate of .70% of the average daily value of the aggregate net assets of the Portfolio. Loomis Sayles & Company, L.P., whose general partner is indirectly owned by Metropolitan, is the sub-investment manager with respect to the Loomis Sayles High Yield Bond Portfolio. For providing investment management services to the Janus Mid Cap Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .75% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .70% of such assets on the next $400 million and .65% of such assets on amounts in excess of $500 million. Janus Capital Corporation is the sub-investment manager for the Janus Mid Cap Portfolio. For providing investment management services to the T. Rowe Price Small Cap Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .50% of such assets on the next $300 million and .45% of such assets in excess of $400 million. T. Rowe Price Associates, Inc. is the sub-investment manager for the T. Rowe Price Small Cap Growth Portfolio. For providing investment management services to the Scudder Global Equity Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .90% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .55% of such assets on the next $50 million, .50% of such assets on the next $400 million and .475% of such assets on amounts in excess of $500 million.We have agreed to waive a portion of our investment management fee for the Scudder Global Equity Portfolio during the first year of the Portfolio's operations. The waiver of investment management fees during the first six months of the Portfolio's operations will be equal to .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations such waiver of the investment management fee will be equal to .175% of assets up to $50 million, .0875% of assets on the next $50 million, .075% of assets on the next $400 million and .06875% of such assets in excess of $500 million. Scudder, Stevens & Clark, Inc. is the sub-investment manager for the Scudder Global Equity Portfolio. Sub-investment management services are provided to us and we pay fees for such services according to contracts between us and each of the sub-investment managers. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

 6. The second and third sentences of the first paragraph under "PURCHASE
    PAYMENTS: ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?" on B-PPA-13 are changed to read as follows:

  All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses for these Offices.

 7. Add the following paragraph as the last item under "WITHDRAWALS AND TRANSFERS" on page B-PPA-15 and just before "DEDUCTIONS AND CHARGES":

  CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

  Yes. You may request that we make minimum distribution payments to you on a periodic basis. However, you must meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

 8. Add the following subsection (c) to section 10 under "EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES" on B-PPA-18:

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

  (c) For certain TSA Contracts, if you retired before the TSA Contract is purchased (including amounts transferred into the TSA Contract from other investment vehicles on a tax free basis plus earnings on such amounts).

 9. Add the following sentence at the end of section 11 under "EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES" on B-PPA-18:

  For certain TSA Contracts, if you separated from service before the TSA Contract is purchased (including amounts transferred into the TSA Contract from other investment vehicles on a tax free basis plus earnings on such amounts).

10. Delete the first sentence under "WHAT ARE THE INVESTMENT CHOICES?" on B-PPA-20 and substitute the following:

  The investment choices provided through the Separate Account are the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock Divisions, and, if approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Divisions described earlier in Section 1 under "Your Investment Choices."

11. Add the following paragraph at the top of the right column on B-PPA-26 just before "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?"

  We also make payments to our licensed agents based upon the total Account Balances of the Contracts assigned to the agent. Under the program, we pay an amount up to .21% of the total Account Balances of the Contracts, other registered variable annuity contracts and certain mutual fund account balances. These asset based commissions compensate the agent for servicing the Contracts. These payments are not made for Income Annuities.

12. The third sentence of the first complete paragraph on page B-PPA-27 is changed to read as follows:

  Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division.

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

Supplement to Prospectus for Metropolitan Life Separate Account E for Enhanced Preference Plus Group Annuity Contracts dated May 1, 1996.

 1. The second sentence of the third paragraph on the first page is changed to read as follows:

  The choices depend on what is available under your Contract or Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the State Street Research Income, State Street Research Diversified, MetLife Stock Index, State Street Research Growth, Janus Mid Cap, Loomis Sayles High Yield Bond, State Street Research Aggressive Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity and GFM International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund").

 2. Add the following information concerning the Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Portfolios to the Table of Expenses on C-PPA-4:

                                                                 OTHER EXPENSES
         METROPOLITAN FUND ANNUAL EXPENSES                        AFTER EXPENSE
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)   MANAGEMENT FEES REIMBURSEMENT (c) TOTAL
      ---------------------------------------   --------------- ----------------- -----
      Janus Mid Cap Portfolio(e).......               .75              .20         .95
      Loomis Sayles High Yield Bond
       Portfolio(e)....................               .70              .20         .90
      T. Rowe Price Small Cap Growth
       Portfolio(e)....................               .55              .20         .75
      Scudder Global Equity
       Portfolio(e)(f).................               .62              .20         .82

  EXAMPLE

  If you surrender your Contract at the end of the applicable time period:

  You would pay the following expenses on a $1,000 investment in each investment division listed below, assuming 5% annual return on assets:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Janus Mid Cap Division......................................  $82    $105
     Loomis Sayles High Yield Bond Division......................   82     103
     T. Rowe Price Small Cap Growth Division.....................   80      98
     Scudder Global Equity Division..............................   81     101

  If you annuitize at the end of the applicable time period or do not surrender your Contract (d):

  You would pay the following expenses on a $1,000 investment in each investment division listed below, assuming 5% annual return on assets:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
     Janus Mid Cap Division......................................  $19     $60
     Loomis Sayles High Yield Bond Division......................   19      59
     T. Rowe Price Small Cap Growth Division.....................   17      54
     Scudder Global Equity Division..............................   18      56

  (e) The Portfolios commenced operations on March 3, 1997. Management fees and other expenses for these Portfolios are estimated amounts for the year ending December 31, 1997. Subject to receiving New York State Insurance Department approval, Metropolitan has agreed to subsidize all expenses (other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses) in excess of .20% of the average net assets for each of the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios until the Portfolio's total net assets are at least $100 million, or until March 2, 1999, whichever is earlier.

  (f) In addition, Metropolitan has agreed to waive a portion of its investment management fee for the Scudder Global Equity Portfolio during the first year of the Portfolio's operations. The waiver

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS of investment management fees during the first six months of the Portfolio's operations will be equal to .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations such waiver of the investment management fee will be equal to .175% of assets up to $50 million, .0875% of assets on the next $50 million, .075% of assets on the next $400 million and .06875% of such assets in excess of $500 million. Absent Metropolitan's waiver of its investment management fee, we estimate that the management fee and other expenses for the Scudder Global Equity Portfolio would be .84% and .20%, respectively, for a total of 1.04%.

 3. Add the following sentence after the second sentence under "WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?" on C-PPA-11:

  If approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Divisions are also available.

 4. Add the following after the description of the International Stock Portfolio in the left column on C-PPA-12:

  Janus Mid Cap Portfolio: To provide long-term growth of capital. It pursues this objective by investing primarily in securities issued by medium sized companies.

  Loomis Sayles High Yield Bond Portfolio: To achieve high total investment return through a combination of current income and capital appreciation. The Portfolio will normally invest at least 65% of its assets in fixed income securities of below investment grade quality.

  T. Rowe Price Small Cap Growth Portfolio: To achieve long-term capital growth by investing in small capitalization companies.

  Scudder Global Equity Portfolio: To achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Portfolio invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

 5. Delete the first paragraph following the description of Portfolios in the left column on C-PPA-12 and substitute the following:

  Each of the currently available Metropolitan Fund Portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee. As the investment manager of the State Street Research Growth, State Street Research Income, State Street Research Diversified and MetLife Stock Index Portfolios of the Metropolitan Fund, we receive monthly compensation as an investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of each Portfolio. For the State Street Research Aggressive Growth and GFM International Stock Portfolios, we are paid a monthly investment management fee equivalent to an annual rate of .75% of the average daily value of the aggregate net assets for each Portfolio. We pay State Street Research & Management Company, one of our subsidiaries, to provide us with sub-investment management services for the State Street Research Growth, State Street Research Income, State Street Research Diversified and State Street Research Aggressive Growth Portfolios. We pay GFM International Investors Limited, one of our subsidiaries, to provide us with sub-investment management services for the GFM International Stock Portfolio. For

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS providing investment management services to the Loomis Sayles High Yield Bond Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .70% of the average daily value of the aggregate net assets of the Portfolio. Loomis Sayles & Company, L.P., whose general partner is indirectly owned by Metropolitan, is the sub-investment manager with respect to the Loomis Sayles High Yield Bond Portfolio. For providing investment management services to the Janus Mid Cap Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .75% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .70% of such assets on the next $400 million and .65% of such assets on amounts in excess of $500 million. Janus Capital Corporation is the sub-investment manager for the Janus Mid Cap Portfolio. For providing investment management services to the T. Rowe Price Small Cap Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .50% of such assets on the next $300 million and .45% of such assets in excess of $400 million. T. Rowe Price Associates, Inc. is the sub-investment manager for the T. Rowe Price Small Cap Growth Portfolio. For providing investment management services to the Scudder Global Equity Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .90% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .55% of such assets on the next $50 million, .50% of such assets on the next $400 million and .475% of such assets on amounts in excess of $500 million. We have agreed to waive a portion of our investment management fee for the Scudder Global Equity Portfolio during the first year of the Portfolio's operations. The waiver of investment management fees during the first six months of the Portfolio's operations will be equal to .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations such waiver of the investment management fee will be equal to .175% of assets up to $50 million, .0875% of assets on the next $50 million, .075% of assets on the next $400 million and .06875% of such assets in excess of $500 million. Scudder, Stevens & Clark, Inc. is the sub-investment manager for the Scudder Global Equity Portfolio. Sub-investment management services are provided to us and we pay fees for such services according to contracts between us and each of the sub-investment managers. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

 6. The second and third sentences of the first paragraph under "PURCHASE
    PAYMENTS: ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?" on C-PPA-12 are changed to read as follows:

  All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses for these Offices.

 7. Add the following sentence after the second sentence of "CAN YOU MAKE SYSTEMATIC WITHDRAWALS?" on page C-PPA-14:

  Starting on or about April 1, 1997, SWIP will also be available, if approved in your state, for the Enhanced IRA and Enhanced Non-Qualified Contracts.

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

 8. Add the following paragraph as the last item under "WITHDRAWALS AND TRANSFERS" on page C-PPA-15 and just before "DEDUCTIONS AND CHARGES":

  CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

  Yes. You may request that we make minimum distribution payments to you on a periodic basis. However, you must meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

 9. Delete the sentence at subsection 16 under "EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES" on page C-PPA-18 and substitute the following:

  16. Nursing Home or Terminal Illness: For the Enhanced IRA and Non-Qualified Contracts, to the first withdrawal if you or your spouse (A) is a resident in certain nursing home facilities for at least 90 consecutive days or (B) has been diagnosed as terminally ill and is expected to die within twelve months, but only if this provision has been approved by your state.

10. Delete the first sentence under "WHAT ARE THE INVESTMENT CHOICES?" on C-PPA-19 and substitute the following:

  The investment choices provided through the Separate Account are the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock Divisions, and, if approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap., T. Rowe Price Small Cap Growth and Scudder Global Equity Divisions described earlier in Section 1 under "Your Investment Choices."

11. Add the following paragraph at the top of the second column on C-PPA-25 just before "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?"

  We also make payments to our licensed agents based upon the total Account Balances of the Contracts assigned to the agent. Under the program, we pay an amount up to .21% of the total Account Balances of the Contracts, other registered variable annuity contracts and certain mutual fund account balances. These asset based commissions compensate the agent for servicing the Contracts. These payments are not made for Income Annuities.

12. The third sentence of the first complete paragraph on page C-PPA-26 is changed to read as follows:

  Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division.

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

Supplement to Prospectus for Metropolitan Life Separate Account E for Enhanced TSA, Enhanced Non-Qualified, Enhanced IRA and Enhanced 403(a) Preference Plus and Financial Freedom Account Group Annuity Contracts dated May 1, 1996.

 1. The second sentence of the fourth paragraph on the first page is changed to read as follows:

  The choices depend on what is available under your Contract and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the State Street Research Income, State Street Research Diversified, MetLife Stock Index, State Street Research Growth, Janus Mid Cap, Loomis Sayles High Yield Bond, State Street Research Aggressive Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity and GFM International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Calvert Responsibly Invested Balanced Portfolio ("Calvert Balanced Portfolio") and Calvert Responsibly Invested Capital Accumulation Portfolio ("Calvert Capital Accumulation Portfolio") of the Acacia Capital Corporation and the Money Market, Equity-Income, Growth and Overseas Portfolios of the Variable Insurance Products Fund and the Investment Grade Bond and Asset Manager Portfolios of the Variable Insurance Products Fund II ("Fidelity Funds").

 2. Add the following information concerning Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Portfolios to the Table of Expenses--Enhanced TSA, Enhanced Non-Qualified, Enhanced IRA and Enhanced 403(a) Preference Plus Contracts and Income Annuities on FFA-5 and FFA-6:

                                                                   OTHER EXPENSES
           METROPOLITAN FUND ANNUAL EXPENSES                        AFTER EXPENSE
        (AS A PERCENTAGE OF AVERAGE NET ASSETS)   MANAGEMENT FEES REIMBURSEMENT (c) TOTAL
        ---------------------------------------   --------------- ----------------- -----
        Janus Mid Cap Portfolio(i).....                 .75              .20         .95
        Loomis Sayles High Yield Bond
         Portfolio(i)..................                 .70              .20         .90
        T. Rowe Price Small Cap Growth
         Portfolio(i)..................                 .55              .20         .75
        Scudder Global Equity
         Portfolio(j)..................                 .62              .20         .82

  EXAMPLE

  If you surrender your Contract at the end of the applicable time period:

  You would pay the following expenses on a $1,000 investment in each investment division listed below, assuming 5% annual return on assets:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
        Janus Mid Cap Division...................................  $75     $99
        Loomis Sayles High Yield Bond Division...................   75      98
        T. Rowe Price Small Cap Growth Division..................   73      93
        Scudder Global Equity Division...........................   74      95

  If you annuitize at the end of the applicable time period or do not surrender your Contract(g):

  You would pay the following expenses on a $1,000 investment in each investment division listed below, assuming 5% annual return on assets:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
        Janus Mid Cap Division...................................  $19     $60
        Loomis Sayles High Yield Bond Division...................   19      59
        T. Rowe Price Small Cap Growth Division..................   17      54
        Scudder Global Equity Division...........................   18      56

 3. Add the following information concerning the Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Portfolios to the Table of Expenses--FFA Contracts and Income Annuities on FFA-7 and FFA-8:

                                                                   OTHER EXPENSES
           METROPOLITAN FUND ANNUAL EXPENSES                        AFTER EXPENSE
        (AS A PERCENTAGE OF AVERAGE NET ASSETS)   MANAGEMENT FEES REIMBURSEMENT (c) TOTAL
        ---------------------------------------   --------------- ----------------- -----
        Janus Mid Cap Portfolio(i).....                 .75              .20         .95
        Loomis Sayles High Yield Bond
         Portfolio(i)..................                 .70              .20         .90
        T. Rowe Price Small Cap Growth
         Portfolio(i)..................                 .55              .20         .75
        Scudder Global Equity
         Portfolio(i)..................                 .62              .20         .82

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

  EXAMPLE

  If you surrender your Contract at the end of the applicable time period:

  You would pay the following expenses on a $1,000 investment in each investment division listed below, assuming 5% annual return on assets:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
        Janus Mid Cap Division...................................  $19     $60
        Loomis Sayles High Yield Bond Division...................   19      59
        T. Rowe Price Small Cap Growth Division..................   17      54
        Scudder Global Equity Division...........................   18      56

  If you annuitize at the end of the applicable time period or do not surrender your Contract(g):

  You would pay the following expenses on a $1,000 investment in each investment division listed below, assuming 5% annual return on assets.

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
        Janus Mid Cap Division...................................  $19     $60
        Loomis Sayles High Yield Bond Division...................   19      59
        T. Rowe Price Small Cap Growth Division..................   17      54
        Scudder Global Equity Division...........................   18      56

 4. Add the following footnote (i) on FFA-9:

  (i) The Portfolios commenced operations on March 3, 1997. Management fees and other expenses for these Portfolios are estimated amounts for the year ending December 31, 1997. Subject to receiving New York State Insurance Department approval, Metropolitan has agreed to subsidize all expenses (other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses) in excess of .20% of the average net assets for each of the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios until the Portfolio's total net assets are at least $100 million, or until March 2, 1999, whichever is earlier.

  (j) In addition, Metropolitan has agreed to waive a portion of its investment management fee for the Scudder Global Equity Portfolio during the first year of the Portfolio's operations. The waiver of investment management fees during the first six months of the Portfolio's operations will be equal to .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations such waiver of the investment management fee will be equal to .175% of assets up to $50 million, .0875% of assets on the next $50 million, .075% of assets on the next $400 million and .06875% of such assets in excess of $500 million. Absent Metropolitan's waiver of its investment management fee, we estimate that the management fee and other expenses for the Scudder Global Equity Portfolio would be .84% and .20%, respectively, for a total of 1.04%.

 5. The figure for Accumulation Unit Value End of Year 1995 on page FFA-13 under the "ENHANCED TSA, ENHANCED NON-QUALIFIED AND ENHANCED 403(A) PREFERENCE PLUS CONTRACTS (A)" for Fidelity Equity-Income Division is changed to "$21.19."

 6. The figure for Accumulation Unit Value End of Year 1995 on page FFA-14 under "FINANCIAL FREEDOM ACCOUNT CONTRACTS FOR FIDELITY EQUITY-INCOME DIVISION" is changed to "$21.19."

 7. Add the following sentence after the second sentence under "WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?" in the right column on FFA-17:

  If approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Divisions are also available under Enhanced Preference Plus Contracts.

 8. Add the following sentence after the fourth sentence under "WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?" in the right column of FFA-17:

  If approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Divisions are also available under FFA Contracts.

 9. Add the following after the description of the International Stock Portfolio in the left column on FFA-18 and before the description of the Calvert Responsibly Invested Balanced Portfolio:

  Janus Mid Cap Portfolio: To provide long-term growth of capital. It pursues this objective by investing primarily in securities issued by medium sized companies.

  Loomis Sayles High Yield Bond Portfolio: To achieve high total investment return through a combination of current income and capital appreciation. The Portfolio will normally invest at least 65% of its assets in fixed income securities of below investment grade quality.

  T. Rowe Price Small Cap Growth Portfolio: To achieve long-term capital growth by investing in small capitalization companies.

  Scudder Global Equity Portfolio: To achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Portfolio invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

10. Delete the last paragraph on FFA-18 (which continues on the top of FFA-19) and substitute the following:

  Each of the currently available Metropolitan Fund Portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee. As the investment manager of the State Street Research Growth, State Street Research Income, State Street Research Diversified and MetLife Stock Index Portfolios of the Metropolitan Fund, we receive monthly compensation as an investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of each Portfolio. For the State Street Research Aggressive Growth and GFM International Stock Portfolios, we are paid a monthly investment management fee equivalent to an annual rate of .75% of the average daily value of the aggregate net assets for each Portfolio. We pay State Street Research & Management Company, one of our subsidiaries, to provide us with sub-investment management services for the State Street Research Growth, State Street Research Income, State Street Research Diversified and State Street Research Aggressive Growth Portfolios. We pay GFM International Investors Limited, one of our subsidiaries, to provide us with sub-investment management services for the GFM International Stock Portfolio. For providing investment management services to the Loomis Sayles High Yield Bond Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .70% of the average daily value of the aggregate net assets of the Portfolio. Loomis, Sayles & Company, L.P., whose general partner is indirectly owned by Metropolitan, is the sub-investment manager with respect to the Loomis Sayles High Yield Bond Portfolio. For providing investment management services to the Janus Mid Cap Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .75% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .70% of such assets on the next $400 million and .65% of such assets on amounts in excess of $500 million. Janus Capital Corporation is the sub-investment manager for the Janus Mid Cap Portfolio. For providing investment management services to the T. Rowe Price Small Cap Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .50% of such assets on the next $300 million and .45% of such assets in excess of $400 million. T. Rowe Price Associates, Inc. is the sub-investment manager for the T. Rowe Price Small Cap Growth Portfolio. For providing investment management services to the Scudder Global Equity Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .90% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .55% of such assets on the next $50 million, .50% of such assets on the next $400 million and .475% of such assets on amounts in excess of $500 million. We have agreed to waive a portion of our investment management fee for the Scudder Global Equity Portfolio during the first year of the Portfolio's operations. The waiver of investment management fees during the first six months of the Portfolio's operations will be equal to .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations such waiver of the investment management fee will be equal to .175% of assets up to $50 million, .0875% of assets on the next $50 million, .075% of assets on the next $400 million and .06875% of such assets in excess of $500 million. Scudder, Stevens & Clark, Inc. is the sub-investment manager for the Scudder Global Equity Portfolio. Sub-investment management services are provided to us and we pay fees for such services according to contracts between us and each of the sub-investment managers. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

11. The second and third sentences of the first paragraph under "PURCHASE
    PAYMENTS: ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?" on FFA-20 are changed to read as follows:

  All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses for these Offices.

March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

12. Add the following paragraph as the last item under "WITHDRAWALS AND TRANSFERS" on page FFA-23 and just before "DEDUCTIONS AND CHARGES":

  CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

  Yes. You may request that we make minimum distribution payments to you on a periodic basis. However, you must meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

13. Delete the first sentence under "WHAT ARE THE INVESTMENT CHOICES?" on FFA-28 and substitute the following:

  The investment choices provided through the Separate Account are the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock, Calvert Responsibly Invested Balanced, Calvert Responsibly Invested Accumulation Divisions, and, if approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Divisions.

14. Delete the fourth sentence under "WHAT ARE THE INVESTMENT CHOICES?" on FFA-28 and substitute the following:

  In some cases the Income, Diversified, Growth, Aggressive Growth and International Stock Divisions, the Fidelity Money Market Division and, if approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Divisions, are also available for the FFA Contracts.

15. Add the following paragraph after the second complete paragraph in the right column on FFA-34 just before "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?"

  We also make payments to our licensed agents based upon the total Account Balances of the Contracts assigned to the agent. Under the program, we pay an amount up to .21% of the total Account Balances of the Contracts, other registered variable annuity contracts and certain mutual fund account balances. These asset based commissions compensate the agent for servicing the Contracts. These payments are not made for Income Annuities.

16. The third sentence of the third paragraph under "DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?" on page FFA-35 is changed to read as follows:

  Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division.

17. Add the following after the last paragraph of the right column on FFA-35:

  "ARE THERE SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS CONTRACT OR TAKES OTHER ACTION?"

  Under certain Enhanced TSA Preference Plus Contracts, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into an Enhanced TSA Preference Plus Contract may be credited to your Account Balance. If such amounts are credited to an Enhanced TSA Preference Plus Contract, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the Contractholder. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this prospectus. The charges to the plan are imposed on the amount initially transferred to MetLife for the first seven years according to the schedule in the following table:

                              DURING CONTRACT YEAR

                                                                                              8 &
      1         2            3            4            5            6            7           BEYOND
     ----      ----         ----         ----         ----         ----         ----         ------
     5.6%      5.0%         4.5%         4.0%         3.0%         2.0%         1.0%           0%

  The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.


March 3, 1997, incorporates prior supplement dated December 24, 1996.

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

Supplement to Metropolitan Life Separate Account E Preference Plus and Financial Freedom Account Group and Individual Annuity Contracts Statement of Additional Information dated May 1, 1996.

1. Add the following sentence after the sentence under "Services" on page 2:

  When Metropolitan Life provides administrative services to group contracts, such services may be provided to a group on a basis more favorable than that otherwise made available to other groups.

2. The third sentence of the third full paragraph on the right column under "Performance Data" on page 4 is changed to read as follows:

  Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division.

3. Performance numbers for the Fidelity Equity-Income Division under the heading "For the Period January 1, 1995 to December 31, 1995--Enhanced Preference Plus Contracts (with Sales Load) (20% Free Corridor Version)" on page 7 are changed as follows:

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
     Fidelity Equity-Income Division................    33.78%        28.65%

4. Performance numbers for the Fidelity Equity-Income Division under the heading "For the Period Inception to December 31, 1995--Enhanced Preference Plus Contracts (With Sales Load) (20% Free Corridor Version)" on page 8 are changed as follows:

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                              INCEPTION  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                              --------- ------------ ------------ --------------
     Fidelity Equity-Income
     Division................  5/1/92      80.03%       17.38%        16.93%

5. Performance numbers for the Fidelity Equity-Income Division under the heading "For the Period January 1, 1995 to December 31, 1995--Financial Freedom Account Contracts" on page 9 are changed as follows:

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
     Fidelity Equity-Income Division................    33.78%        33.78%

6. Performance numbers for the Fidelity Equity-Income Division under the heading "For the Period Inception to December 31, 1995--Financial Freedom Account Contracts" on page 9 are changed as follows:

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                              INCEPTION  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                              --------- ------------ ------------ --------------
     Fidelity Equity-Income
      Division...............  7/1/91      111.90%      18.14%        18.14%

March 3, 1997, incorporates prior supplement dated December 24, 1996.

      KEEP THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION